GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 11,532	$ 14,433
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	10,978	13,577
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 554	$ 856